Award Timing Disclosure	12 Months Ended
	Sep. 30, 2024	Aug. 10, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made two days after the issuance of an earnings release and the filing of a Quarterly Report on Form 10-Q or Annual Report on Form 10-K, regardless of any upcoming announcements or events that could impact the Company’s share price. The Compensation Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.

With respect to the option awards disclosed in the table below, the Company issued its earnings release on August 8, 2024, and filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2024 after 5:30 p.m. Eastern time on the same date. As a result, a full trading day elapsed after the Quarterly Report on Form 10-Q was filed and before the option awards were made. The Company believes that a full trading day is sufficient time for the information in the earnings release and the Quarterly Report on Form 10-Q to be publicly disseminated and reflected in the price of the Company’s common shares.

The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the NEOs in fiscal 2024 during the period from four business days before to one business day after the filing of the Company's Quarterly Report on Form 10-Q for the quarter ended June 30, 2024, as described above.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Robert W. Leasure, Jr.	8/10/2024	300,000	$1.61	$366,028	(0.6)%
Beth A. Taylor	8/10/2024	20,000	$1.61	$24,402	(0.6)%
John E. Sagartz, DVM, Ph.D., DACVP	8/10/2024	20,000	$1.61	$24,402	(0.6)%

Award Timing Method
The Company has established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made two days after the issuance of an earnings release and the filing of a Quarterly Report on Form 10-Q or Annual Report on Form 10-K, regardless of any upcoming announcements or events that could impact the Company’s share price. The Compensation Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	With respect to the option awards disclosed in the table below, the Company issued its earnings release on August 8, 2024, and filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2024 after 5:30 p.m. Eastern time on the same date. As a result, a full trading day elapsed after the Quarterly Report on Form 10-Q was filed and before the option awards were made. The Company believes that a full trading day is sufficient time for the information in the earnings release and the Quarterly Report on Form 10-Q to be publicly disseminated and reflected in the price of the Company’s common shares.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Robert W. Leasure, Jr.	8/10/2024	300,000	$1.61	$366,028	(0.6)%
Beth A. Taylor	8/10/2024	20,000	$1.61	$24,402	(0.6)%
John E. Sagartz, DVM, Ph.D., DACVP	8/10/2024	20,000	$1.61	$24,402	(0.6)%

Robert W. Leasure, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert W. Leasure, Jr.
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 1.61
Fair Value as of Grant Date | $		$ 366,028
Underlying Security Market Price Change		(0.006)
Beth A. Taylor [Member]
Awards Close in Time to MNPI Disclosures
Name		Beth A. Taylor
Underlying Securities | shares		20,000
Exercise Price | $ / shares		$ 1.61
Fair Value as of Grant Date | $		$ 24,402
Underlying Security Market Price Change		(0.006)
John E. Sagartz, DVM, Ph.D., DACVP [Member]
Awards Close in Time to MNPI Disclosures
Name		John E. Sagartz, DVM, Ph.D., DACVP
Underlying Securities | shares		20,000
Exercise Price | $ / shares		$ 1.61
Fair Value as of Grant Date | $		$ 24,402
Underlying Security Market Price Change		(0.006)